UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Katherine M. Honey
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of June 30, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 36.01%
	First Trust Senior Loan ETF	7,517	$363,672
	Horizons S&P 500 Covered Call ETF	583	28,194
	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	14,210	417,916
	IQ Enhanced Core Bond US ETF	2,967	58,064
	IQ Hedge Event-Driven Tracker ETF	1,767	36,780
	IQ Merger Arbitrage ETF	17,558	539,733
	iShares TIPS Bond ETF	1,440	163,339
	PowerShares S&P 500 BuyWrite Portfolio	4,712	104,701
*	Reality Shares DIVS ETF	24,535	626,872
	Schwab US TIPs ETF	2,211	121,738
	VanEck Vectors Investment Grade Floating Rate ETF	1,989	50,182
	WisdomTree Dynamic Long/Short U.S. Equity Fund	15,150	458,136
*	WisdomTree Managed Futures Strategy Fund	3,348	130,606

	Total Exchange-Traded Products (Cost $3,041,677)		3,099,933

OPEN-END FUNDS - 55.19%
*	361 Managed Futures Fund	20,775	230,599
	AllianzGI Structured Return Fund	11,248	181,875
	AQR Long-Short Equity Fund	14,664	202,068
	AQR Managed Futures Strategy Fund	38,154	335,753
	BlackRock Strategic Income Opportunities Portfolio	22,244	220,439
	Boston Partners Global Long/Short Fund	24,498	275,360
*	Boston Partners Long/Short Research Fund	12,266	196,509
*	Equinox Chesapeake Strategy Fund	8,319	97,171
	FPA New Income, Inc.	6,346	63,586
*	Gabelli Enterprise Mergers and Acquisitions Fund	8,237	127,676
	Gateway Fund	3,373	108,490
	Glenmede Secured Options Portfolio	26,994	337,961
	Goldman Sachs Absolute Return Tracker Fund	13,256	126,458
	Guggenheim Macro Opportunities Fund	12,958	345,197
*	Hancock Horizon Quantitative Long/Short Fund	10,163	189,446
	Iron Strategic Income Fund	8,574	90,452
	Ironclad Managed Risk Fund	21,025	234,847
	Kellner Merger Fund	11,802	127,227
	Litman Gregory Masters Alternative Strategies Fund	51,181	592,680
	MainStay Unconstrained Bond Fund	8,431	74,699
	Oppenheimer Fundamental Alternatives Fund	18,316	513,568
	PIMCO Unconstrained Bond Fund	2,905	31,922
	The Merger Fund	3,015	48,002

	Total Open-End Funds (Cost $4,758,554)		4,751,985

LIMITED PARTNERSHIP - 1.34%
	Enviva Partners LP	4,200	115,500

	Total Limited Partnership (Cost $102,661)		115,500

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 5.68%
	§ Fidelity Investments Money Market Treasury
	Portfolio - Institutional Class, 0.83%		488,640	$488,640

	Total Short-Term Investment (Cost $488,640)			488,640

Total Value of Investments (Cost $8,391,532) (a) - 98.22%				$8,456,058

Other Assets Less Liabilities - 1.78%				153,534

	Net Assets - 100%			$8,609,592

*	Non-income producing investment
§	Represents 7 day effective yield

	Summary of Investments
		% of Net
		Assets	Value
	Exchange-Traded Products	36.01%	$3,099,933
	Open-End Funds	55.19%	4,751,985
	Limited Partnership	1.34%	115,500
	Short-Term Investment	5.68%	488,640
	Other Assets Less Liabilities	1.78%	153,534
	Total Net Assets	100.00%	$8,609,592

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$167,162
	Aggregate gross unrealized depreciation			(102,636)

	Net unrealized appreciation			$64,526

				(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$3,099,933	$3,099,933	$-	$-
Open-End Funds	4,751,985	4,751,985	-	-
Limited Partnership	115,500	115,500	-	-
Short-Term Investment	488,640	488,640	-	-
Total	$8,456,058	$8,456,058	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/ Andrei Cherny
Date: August 28, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: August 28, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: August 28, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund